Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	$ (928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	(358)	(45)
Closing balance	(1,286)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(2,137)	1,280
Net income/(loss)	(1,879)	714
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	25
Tax expense/(benefit)	0
Net income/(loss)	25
Reclassification out of Accumulated Other Comprehensive Income [Member] | Loss/(profit) on sale of assets, realization of loans, indirect taxes and other [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Impairment of marketable securities	26
Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest, dividends and other [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Disposal of marketable securities	(1)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(383)
Reclassifications from accumulated other comprehensive income	25
Other comprehensive income	(358)	(43)
Closing balance	(1,286)
Unrealized gain on marketable securities, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	25
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(24)
Reclassifications from accumulated other comprehensive income	25
Other comprehensive income	1
Closing balance	26
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(951)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(359)
Other comprehensive income	(359)
Closing balance	(1,310)
Changes in fair value of cash flow hedge instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	0
Closing balance	$ (2)